General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of general and administrative expenses [Abstract]
Schedule of Composition of General and Administrative Expenses
	Year ended December 31,
	2017	2018	2019
	NIS millions	NIS millions	NIS millions
Salaries and related expenses	124	81	73
Depreciation and amortization	110	108	142
Rent and maintenance	51	46	3
Data processing and professional services	36	34	33
Allowance for doubtful accounts	46	37	29
Other	59	54	49
	426	360	329